Average Annual Total Returns{- Fidelity® Disciplined Equity Fund} - 10.31 Fidelity Disciplined Equity Fund K PRO-09 - Fidelity® Disciplined Equity Fund	Fidelity Disciplined Equity Fund-Class K Return Before Taxes Past 1 year	Fidelity Disciplined Equity Fund-Class K Return Before Taxes Past 5 years	Fidelity Disciplined Equity Fund-Class K Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	27.74%	19.15%	16.37%	28.71%	18.47%	16.55%